Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

Our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 are as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned
Equities(1)	$1,390,290	$–	$–	$1,390,290
U.S Treasury Bills(2)	349,038,044	–	–	349,038,044
FX forward contract(1)	21,538			21,538
Customer-held fractional shares	172,309,953	–	–	172,309,953
Total financial assets	$522,759,825	$–	$–	$522,759,825

Liabilities
Financial instruments sold not yet purchased(3)
Equity options	$1,115	$–	$–	$1,115
Fractional share repurchase obligation(3)	172,309,953	–	–	172,309,953
Total financial liabilities	$172,311,068	$–	$–	$172,311,068

(1)	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on the consolidated statements of financial position.

(2)	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our consolidated statements of financial position.

(3)	Fair value of obligation is classified within payables due to customers on the consolidated statements of financial position.

Our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 are as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned
Equities(1)	$529,984	$–	$–	$529,984
U.S Treasury Bills(2)	233,445,264	–	–	233,445,264
FX forward contract(1)	60,879			60,879
Customer-held fractional shares	108,252,531	–	–	108,252,531
Total financial assets	$342,288,658	$–	$–	$342,288,658

Liabilities
Financial instruments sold not yet purchased(3)
Equity options	$2,196	$–	$–	$2,196
Fractional share repurchase obligation(3)	108,252,531	–	–	108,252,531
Total financial liabilities	$108,254,727	$–	$–	$108,254,727